Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2023 and 2024 were as follows:

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB	US$
Principal	10,801,658	8,161,394	1,118,106
Less: unamortized discount and debt issuance costs	(144,778)	(431,636)	(59,134)
Net carrying amount	10,946,436	8,593,030	1,177,240

Schedule of Amounts of Interest Cost Recognized

For the years ended December 31, 2022, 2023 and 2024, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Contractual interest expense	404,120	644,143	571,193	78,253
Amortization of the discount and issuance costs	65,475	292,238	278,243	38,119
Total	469,595	936,381	849,436	116,372